Stock-Based Compensation (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012
Outstanding, Option, Beginning	172,500	845,836
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0	5,851,696
Vested	(86,250)	6,322,532
Forfeited	(2,500)	202,500
Options Outstanding, Ending	83,750	172,500
Outstanding, Weighted Average Grant Date Fair Value, Beginning	$ 0.46	$ 0.5
Granted, Weighted Average Grant Date Fair Value	$ 0.00	$ 0.001
Vested, Weighted Average Grant Date Fair Value	$ 0.46	$ 0.04
Forfeited, Weighted Average Grant Date Fair Value	$ 0.46	$ 0.46
Outstanding, Weighted Average Grant Date Fair Value, Ending	$ 0.46	$ 0.46